UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21213

Nuveen AMT-Free Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen AMT-Free Municipal Income Fund (NEA)
	July 31, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 3.3% (2.2% of Total Investments)
$ 1,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 1,060,640
	2006C-2, 5.000%, 11/15/36 (UB)
5,655	Colbert County-Northwest Health Care Authority, Alabama, Revenue Bonds, Helen Keller Hospital,	6/13 at 101.00	Ba1	5,663,256
	Series 2003, 5.750%, 6/01/27
3,515	Sheffield, Alabama, Electric Revenue Bonds, Series 2003, 5.500%, 7/01/29 (Pre-refunded	7/13 at 100.00	Aa3 (4)	3,684,704
	7/01/13) – AMBAC Insured
985	Sheffield, Alabama, Electric Revenue Bonds, Series 2003, 5.500%, 7/01/29 – AMBAC Insured	1/13 at 100.00	Aa3	1,001,725
11,155	Total Alabama			11,410,325
	Alaska – 0.2% (0.2% of Total Investments)
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B+	859,940
	Series 2006A, 5.000%, 6/01/32
	Arizona – 5.2% (3.5% of Total Investments)
10,000	Maricopa County Pollution Control Corporation, Arizona, Revenue Bonds, Arizona Public Service	11/12 at 100.00	Baa1	10,034,400
	Company – Palo Verde Project, Series 2002A, 5.050%, 5/01/29 – AMBAC Insured
6,545	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%,	No Opt. Call	AA	7,889,932
	7/01/37 – FGIC Insured
16,545	Total Arizona			17,924,332
	California – 17.1% (11.6% of Total Investments)
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 3294:
1,285	9.296%, 2/15/20 (IF) (5)	No Opt. Call	AA–	1,539,224
525	9.296%, 2/15/20 (IF)	No Opt. Call	AA–	628,866
485	9.296%, 2/15/20 (IF)	No Opt. Call	AA–	580,865
14,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/12 at 100.00	A2	14,191,380
	Capital East End Project, Series 2002A, 5.000%, 12/01/27 – AMBAC Insured
250	California State, General Obligation Bonds, Series 2002, 5.250%, 4/01/30 – SYNCORA GTY Insured	10/12 at 100.00	A1	250,818
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	4/14 at 100.00	A1	5,214
7,495	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 (Pre-refunded	4/14 at 100.00	AA+ (4)	8,086,056
	4/01/14) – AMBAC Insured
2,910	Cathedral City Public Financing Authority, California, Tax Allocation Bonds, Housing	8/14 at 100.00	A	2,957,113
	Set-Aside, Series 2002D, 5.000%, 8/01/26 – NPFG Insured
8,060	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	8,283,262
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
2,850	4.500%, 6/01/27	6/17 at 100.00	BB–	2,446,326
1,090	5.000%, 6/01/33	6/17 at 100.00	BB–	875,074
250	5.125%, 6/01/47	6/17 at 100.00	BB–	191,193
2,370	Irvine Public Facilities and Infrastructure Authority, California, Assessment Revenue Bonds,	9/12 at 101.00	N/R (4)	2,402,848
	Series 2003C, 5.000%, 9/02/23 (Pre-refunded 9/02/12) – AMBAC Insured
	Plumas County, California, Certificates of Participation, Capital Improvement Program,
	Series 2003A:
1,130	5.250%, 6/01/19 – AMBAC Insured	6/13 at 101.00	A	1,164,522
1,255	5.250%, 6/01/21 – AMBAC Insured	6/13 at 101.00	A	1,289,400
1,210	Redding Joint Powers Financing Authority, California, Lease Revenue Bonds, Capital Improvement	3/13 at 100.00	A	1,211,646
	Projects, Series 2003A, 5.000%, 3/01/23 – AMBAC Insured
3,750	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2003R,	8/13 at 100.00	A+	3,888,938
	5.000%, 8/15/28 – NPFG Insured
1,500	San Diego Community College District, California, General Obligation Bonds, Series 2003A,	5/13 at 100.00	AA+ (4)	1,554,375
	5.000%, 5/01/28 (Pre-refunded 5/01/13) – AGM Insured
1,055	Turlock Irrigation District, California, Certificates of Participation, Series 2003A, 5.000%,	1/13 at 100.00	A+	1,061,108
	1/01/28 – NPFG Insured
6,300	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%,	5/13 at 100.00	Aa1	6,511,995
	5/15/33 – AMBAC Insured
57,775	Total California			59,120,223
	Colorado – 5.1% (3.5% of Total Investments)
	Bowles Metropolitan District, Colorado, General Obligation Bonds, Series 2003:
4,300	5.500%, 12/01/23 – AGM Insured	12/13 at 100.00	AA–	4,522,654
3,750	5.500%, 12/01/28 – AGM Insured	12/13 at 100.00	AA–	3,874,200
1,450	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/14 at 100.00	A	1,508,058
	Peak-to-Peak Charter School, Series 2004, 5.250%, 8/15/24 – SYNCORA GTY Insured
4,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	4/18 at 100.00	AA	5,540,850
	Series 2006C-1, Trust 1090, 15.066%, 10/01/41 – AGM Insured (IF) (5)
3,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	BBB	1,207,800
	9/01/30 – NPFG Insured
2,900	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/34 –	No Opt. Call	BBB	889,285
	NPFG Insured
19,900	Total Colorado			17,542,847
	District of Columbia – 2.4% (1.6% of Total Investments)
7,000	District of Columbia, Revenue Bonds, Georgetown University, Series 2007, 0.000%, 4/01/40 –	4/21 at 100.00	A–	5,513,130
	AMBAC Insured
7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital	No Opt. Call	AA–	2,080,540
	Appriciation Series 2009B, 0.000%, 10/01/36 – AGC Insured
665	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	766,512
	Tender Option Bond Trust 1606, 11.436%, 10/01/30 – AMBAC Insured (IF)
14,665	Total District of Columbia			8,360,182
	Florida – 18.6% (12.6% of Total Investments)
1,000	Bay County, Florida, Water System Revenue Bonds, Series 2005, 5.000%, 9/01/25 – AMBAC Insured	9/15 at 100.00	A1	1,065,690
	Clay County, Florida, Utility System Revenue Bonds, Series 2007:
1,500	5.000%, 11/01/27 – AGM Insured (UB)	11/17 at 100.00	Aa2	1,646,565
3,000	5.000%, 11/01/32 – AGM Insured (UB)	11/17 at 100.00	Aa2	3,253,620
400	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23	10/14 at 100.00	AA– (4)	439,972
	(Pre-refunded 10/01/14) – NPFG Insured
565	Escambia County, Florida, Sales Tax Revenue Refunding Bonds, Series 2002, 5.250%, 10/01/17 –	10/12 at 101.00	A+	574,995
	AMBAC Insured
1,525	Fernandina Beach, Florida, Utility Acquisition and Improvement Revenue Bonds, Series 2003,	9/13 at 100.00	BBB	1,539,671
	5.000%, 9/01/23 – FGIC Insured
500	Flagler County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/30 –	10/15 at 100.00	A	526,030
	NPFG Insured
85	Florida Housing Finance Agency, GNMA Collateralized Home Ownership Revenue Refunding Bonds,	No Opt. Call	AA+	92,113
	Series 1987G-1, 8.595%, 11/01/17
2,500	Florida State Board of Education, Public Education Capital Outlay Bonds, Tender Option Bond.	No Opt. Call	AAA	3,603,275
	Trust 2929, 16.900%, 12/01/16 – AGC Insured (IF)
2,240	FSU Financial Assistance Inc., Florida, General Revenue Bonds, Educational and Athletic Facilities	No Opt. Call	A1	2,441,802
	Improvements, Series 2004, 5.000%, 10/01/14 – AMBAC Insured
105	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Refunding Bonds, Series	10/13 at 100.00	AA–	109,835
	2003A, 5.000%, 10/01/17 – AGM Insured
350	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.500%, 6/01/38 –	6/18 at 100.00	AA–	378,473
	AGM Insured
1,765	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/15 at 100.00	AA–	1,856,303
	System, Series 2005D, 5.000%, 11/15/35 – NPFG Insured
180	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/15 at 100.00	AA– (4)	206,356
	System, Series 2005D, 5.000%, 11/15/35 (Pre-refunded 11/15/15) – NPFG Insured
3,500	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/13 at 100.00	N/R (4)	3,740,905
	System/Sunbelt Obligated Group, Series 2003D, 5.875%, 11/15/29 (Pre-refunded 11/15/13)
1,500	Hillsborough County School Board, Florida, Certificates of Participation, Series 2003, 5.000%,	7/13 at 100.00	Aa2 (4)	1,565,550
	7/01/29 (Pre-refunded 7/01/13) – NPFG Insured
2,270	Jacksonville, Florida, Local Government Sales Tax Revenue Refunding and Improvement Bonds,	10/12 at 100.00	AA+	2,286,912
	Series 2002, 5.375%, 10/01/18 – FGIC Insured
2,265	Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B, 5.000%, 10/01/20 – AMBAC Insured	10/12 at 100.00	N/R	2,272,905
1,730	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/22 –	10/14 at 100.00	A–	1,830,946
	AMBAC Insured
500	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	A	520,960
	NPFG Insured
3,000	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003, 5.000%, 10/01/27 –	10/13 at 100.00	Aa3	3,128,940
	NPFG Insured
500	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2008B,	No Opt. Call	Aa2	636,925
	5.250%, 10/01/22 – AGM Insured
2,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 1999A, 5.000%,	10/12 at 100.00	Aa2	2,006,160
	10/01/29 – FGIC Insured
2,000	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002A, 5.125%, 1/01/17 – FGIC Insured	1/13 at 100.00	AA+	2,038,140
1,500	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B, 5.125%, 1/01/32 (Pre-refunded	1/13 at 100.00	AA+ (4)	1,530,465
	1/01/13) – FGIC Insured
3,335	Palm Bay, Florida, Local Optional Gas Tax Revenue Bonds, Series 2004, 5.250%, 10/01/20 –	10/14 at 100.00	AA–	3,627,480
	NPFG Insured
1,095	Palm Bay, Florida, Utility System Revenue Bonds, Series 2004, 5.250%, 10/01/20 – NPFG Insured	10/14 at 100.00	Aa3	1,194,733
	Pinellas County Health Facilities Authority, Florida, Revenue Bonds, Baycare Health System,
	Series 2003:
2,800	5.750%, 11/15/27 (Pre-refunded 5/15/13)	5/13 at 100.00	Aa2 (4)	2,923,228
3,000	5.500%, 11/15/27 (Pre-refunded 5/15/13)	5/13 at 100.00	Aa2 (4)	3,126,120
1,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	BBB	1,035,620
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
2,115	Port St. Lucie, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%, 9/01/23 (Pre-refunded	9/13 at 100.00	A+ (4)	2,222,717
	9/01/13) – NPFG Insured
450	Port St. Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2009, 5.250%,	9/18 at 100.00	AA–	501,800
	9/01/35 – AGC Insured
4,000	Saint Lucie County School Board, Florida, Certificates of Participation, Master Lease Program,	7/14 at 100.00	AA–	4,293,040
	Series 2004A, 5.000%, 7/01/24 – AGM Insured
1,500	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health	2/13 at 100.00	Aaa	1,537,500
	Systems of South Florida, Series 2003, 5.200%, 11/15/28 (Pre-refunded 2/01/13)
1,730	St. John’s County, Florida, Sales Tax Revenue Bonds, Series 2004A, 5.000%, 10/01/24 –	10/14 at 100.00	A+	1,830,202
	AMBAC Insured
1,200	Tamarac, Florida, Utility System Revenue Bonds, Series 2009, 5.000%, 10/01/39 – AGC Insured	10/19 at 100.00	Aa2	1,354,920
1,250	Volusia County Educational Facilities Authority, Florida, Revenue Refunding Bonds,	10/13 at 100.00	BBB+	1,260,213
	Embry-Riddle Aeronautical University, Series 2003, 5.200%, 10/15/33 – RAAI Insured
59,955	Total Florida			64,201,081
	Georgia – 2.5% (1.7% of Total Investments)
3,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 –	11/19 at 100.00	AA–	3,430,530
	AGM Insured
1,410	DeKalb County, Georgia, Water and Sewer Revenue Bonds, Series 2006A, 5.000%, 10/01/35 –	10/16 at 100.00	Aa2	1,561,871
	AGM Insured
1,825	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Second	1/13 at 100.00	BBB (4)	1,861,810
	Indenture Series 2002, 5.000%, 7/01/32 (Pre-refunded 1/01/13) – NPFG Insured
1,450	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/21 at 100.00	Aa2	1,615,025
	Medical Center Project, Series 2011B, 5.000%, 10/01/41
7,685	Total Georgia			8,469,236
	Idaho – 1.0% (0.7% of Total Investments)
3,075	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series	3/22 at 100.00	A	3,310,576
	2012A, 5.000%, 3/01/47 – AGM Insured
	Illinois – 9.8% (6.7% of Total Investments)
4,000	Bolingbrook, Illinois, General Obligation Refunding Bonds, Series 2002B, 0.000%, 1/01/34 –	No Opt. Call	Aa3	1,431,800
	FGIC Insured
5,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/20 at 100.00	AA–	5,606,950
	Refunding Series 2010C, 5.250%, 1/01/35 – AGC Insured
	Cook County School District 145, Arbor Park, Illinois, General Obligation Bonds, Series 2004:
1,635	5.125%, 12/01/20 – AGM Insured	12/14 at 100.00	Aa3	1,750,366
1,465	5.125%, 12/01/23 – AGM Insured	12/14 at 100.00	Aa3	1,551,274
	Cook County School District 145, Arbor Park, Illinois, General Obligation Bonds, Series 2004:
1,650	5.125%, 12/01/20 – AGM Insured (ETM)	12/14 at 100.00	Aa3 (4)	1,782,380
1,475	5.125%, 12/01/23 – AGM Insured (ETM)	12/14 at 100.00	Aa3 (4)	1,576,805
4,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A,	10/21 at 100.00	Aa1	4,532,240
	5.000%, 10/01/51
2,500	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003,	7/13 at 100.00	AA+	2,554,650
	5.250%, 7/01/23
	Illinois State, General Obligation Bonds, Series 2012A:
2,500	5.000%, 3/01/25	3/22 at 100.00	A	2,795,450
4,500	5.000%, 3/01/27	3/22 at 100.00	A	4,997,025
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Capital Appreciation Refunding Series 2010B-1:
13,300	0.000%, 6/15/45 – AGM Insured	No Opt. Call	AAA	2,528,197
15,000	0.000%, 6/15/46 – AGM Insured	No Opt. Call	AAA	2,693,100
57,025	Total Illinois			33,800,237
	Indiana – 6.8% (4.6% of Total Investments)
2,500	Evansville, Indiana, Sewerage Works Revenue Refunding Bonds, Series 2003A, 5.000%, 7/01/23 –	7/13 at 100.00	A1	2,587,250
	AMBAC Insured
2,190	Indiana Bond Bank, Advance Purchase Funding Bonds, Common School Fund, Series 2003B, 5.000%,	8/13 at 100.00	BBB (4)	2,291,966
	8/01/19 (Pre-refunded 8/01/13) – NPFG Insured
800	Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds, Ohio Valley Electric	6/22 at 100.00	BBB–	833,392
	Corporation Project, Series 2012A, 5.000%, 6/01/39 – AGM Insured
1,860	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	2,005,173
	NPFG Insured
1,000	Indiana University, Student Fee Revenue Bonds, Series 2003O, 5.000%, 8/01/22 (Pre-refunded	8/13 at 100.00	Aaa	1,048,110
	8/01/13) – FGIC Insured
	IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue Bonds, Series 2003:
11,020	5.000%, 7/15/19 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	AA (4)	11,524,936
3,000	5.000%, 7/15/20 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	AA (4)	3,137,460
22,370	Total Indiana			23,428,287
	Kansas – 1.5% (1.0% of Total Investments)
630	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Scientific Research and	4/13 at 102.00	AA	660,820
	Development Facilities Projects, Series 2003C, Reg S, 5.000%, 10/01/22 – AMBAC Insured
	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Scientific Research and
	Development Facilities Projects, Series 2003C, Reg S:
3,440	5.000%, 10/01/22 (Pre-refunded 4/01/13) – AMBAC Insured	4/13 at 102.00	Aa2 (4)	3,618,777
930	5.000%, 10/01/22 (Pre-refunded 4/01/13) – AMBAC Insured	4/13 at 102.00	Aa2 (4)	978,332
5,000	Total Kansas			5,257,929
	Kentucky – 0.3% (0.2% of Total Investments)
985	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 77, Series	8/13 at 100.00	A+ (4)	1,032,388
	2003, 5.000%, 8/01/23 (Pre-refunded 8/01/13) – NPFG Insured
	Louisiana – 2.3% (1.6% of Total Investments)
2,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B,	5/20 at 100.00	AA	2,253,320
	5.000%, 5/01/45
5,785	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2002, 5.300%, 12/01/27	12/12 at 100.00	A3 (4)	5,857,544
	(Pre-refunded 12/01/12) – FGIC Insured
7,785	Total Louisiana			8,110,864
	Massachusetts – 3.7% (2.5% of Total Investments)
1,125	Massachusetts Development Finance Authority, Revenue Bonds, Middlesex School, Series 2003,	9/13 at 100.00	A1	1,156,804
	5.125%, 9/01/23
7,500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Tender Option Bond	No Opt. Call	AA+	11,527,500
	Trust 14021, 0.000%, 2/15/20 (WI/DD, Settling 8/16/12) (IF)
8,625	Total Massachusetts			12,684,304
	Michigan – 9.5% (6.4% of Total Investments)
390	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A+	412,058
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
6,130	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	A+ (4)	6,397,881
	7/01/23 (Pre-refunded 7/01/13) – NPFG Insured
4,465	Detroit, Michigan, Senior Lien Water Supply System Revenue Refunding Bonds, Series 2003C,	7/13 at 100.00	A+	4,518,937
	5.000%, 7/01/22 – NPFG Insured
700	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43 –	1/22 at 100.00	A2	742,882
	AGM Insured
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	6/22 at 100.00	AA	2,191,860
	2009C, 5.000%, 12/01/48
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group,
	Series 2006A:
180	5.000%, 12/01/31 (Pre-refunded 12/01/16) (UB)	12/16 at 100.00	N/R (4)	213,282
820	5.000%, 12/01/31 (UB)	12/16 at 100.00	AA	883,894
10,800	Michigan Strategic Fund, Limited Obligation Resource Recovery Revenue Refunding Bonds, Detroit	12/12 at 100.00	BBB+	10,861,884
	Edison Company, Series 2002D, 5.250%, 12/15/32 – SYNCORA GTY Insured
6,500	Wayne Charter County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds,	12/12 at 100.00	BBB+	6,515,795
	Detroit Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/30 – NPFG Insured
31,985	Total Michigan			32,738,473
	Minnesota – 0.1% (0.0% of Total Investments)
	Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings – Southeast Twin Cities
	Transmission Project, Series 2012:
150	5.000%, 1/01/32	1/22 at 100.00	A–	172,259
35	5.000%, 1/01/42	1/22 at 100.00	A–	39,106
185	Total Minnesota			211,365
	Missouri – 0.9% (0.6% of Total Investments)
240	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series	3/14 at 100.00	AA+	255,766
	2004, 5.250%, 3/01/24 – AGM Insured
215	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series	3/14 at 100.00	AA+	230,074
	2004, 5.250%, 3/01/23 – AGM Insured
	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds,
	Series 2004:
1,110	5.250%, 3/01/23 (Pre-refunded 3/01/14) – AGM Insured	3/14 at 100.00	AA+ (4)	1,197,623
1,260	5.250%, 3/01/24 (Pre-refunded 3/01/14) – AGM Insured	3/14 at 100.00	AA+ (4)	1,359,464
2,825	Total Missouri			3,042,927
	Nebraska – 1.5% (1.0% of Total Investments)
5,000	Lincoln, Nebraska, Sanitary Sewer Revenue Bonds, Refunding Series 2003, 5.000%, 6/15/28	6/13 at 100.00	AA+ (4)	5,210,350
	(Pre-refunded 6/15/13) – NPFG Insured
	Nevada – 0.3% (0.2% of Total Investments)
950	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B,	6/22 at 100.00	AA+	1,077,376
	5.000%, 6/01/42
	New Jersey – 0.4% (0.3% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
1,285	4.500%, 6/01/23	6/17 at 100.00	B1	1,226,507
155	4.750%, 6/01/34	6/17 at 100.00	B2	124,815
1,440	Total New Jersey			1,351,322
	New Mexico – 0.6% (0.4% of Total Investments)
1,975	New Mexico State University, Revenue Bonds, Series 2004, 5.000%, 4/01/19 – AMBAC Insured	4/14 at 100.00	AA	2,113,408
	New York – 4.7% (3.2% of Total Investments)
650	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	763,159
	2011A, 5.750%, 2/15/47
2,020	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	2,078,843
	2/15/47 – NPFG Insured
4,045	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/22 at 100.00	AAA	7,047,482
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Tender Option Bond Trust 2012-9W, 13.598%, 6/15/26 (IF) (5)
3,335	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender	3/17 at 100.00	AAA	4,271,701
	Option Bond Trust 09-6W, 13.728%, 3/15/37 (IF) (5)
1,850	New York State Urban Development Corporation, Service Contract Revenue Bonds, Series 2005B,	3/15 at 100.00	AAA	2,075,219
	5.000%, 3/15/25 (Pre-refunded 3/15/15) – AGM Insured (UB)
11,900	Total New York			16,236,404
	North Carolina – 4.4% (3.0% of Total Investments)
3,300	North Carlolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University	6/22 at 100.00	AA	3,707,220
	Health System, Series 2012A, 5.000%, 6/01/42
675	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health,	6/22 at 100.00	A+	742,946
	Refunding Series 2012A, 5.000%, 6/01/36
1,500	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	1,657,875
	WakeMed, Series 2012A, 5.000%, 10/01/38
8,700	North Carolina Medical Care Commission, Revenue Bonds, Maria Parham Medical Center, Series	10/13 at 100.00	N/R (4)	9,173,280
	2003, 5.375%, 10/01/33 (Pre-refunded 10/01/13) – RAAI Insured
14,175	Total North Carolina			15,281,321
	North Dakota – 0.6% (0.4% of Total Investments)
1,800	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated	12/21 at 100.00	A–	1,948,446
	Group, Series 2012, 5.000%, 12/01/35
	Ohio – 4.0% (2.7% of Total Investments)
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and
	Improvement Series 2012A:
650	5.000%, 5/01/33	5/22 at 100.00	AA–	727,922
960	4.000%, 5/01/33	5/22 at 100.00	AA–	971,174
800	5.000%, 5/01/42	5/22 at 100.00	AA–	874,496
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
235	5.125%, 6/01/24	6/17 at 100.00	B	197,238
710	5.875%, 6/01/30	6/17 at 100.00	B+	589,563
1,015	5.750%, 6/01/34	6/17 at 100.00	BB	826,433
1,700	5.875%, 6/01/47	6/17 at 100.00	BB	1,380,893
1,465	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	5/22 at 100.00	Aa2	1,630,399
	Improvement Series 2012A, 5.000%, 11/01/42
4,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding	No Opt. Call	Aa3	5,111,440
	Series 2007, 5.250%, 12/01/31 – AGM Insured
1,375	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic	1/22 at 100.00	Aa2	1,535,119
	Health System Obligated Group, Series 2012A, 5.000%, 1/01/38
12,910	Total Ohio			13,844,677
	Oklahoma – 0.3% (0.2% of Total Investments)
1,000	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA	1,107,830
	7/01/24 – AMBAC Insured
	Oregon – 2.4% (1.7% of Total Investments)
8,350	Oregon Health and Science University, Revenue Bonds, Series 2002A, 5.000%, 7/01/32 –	1/13 at 100.00	A+	8,403,858
	NPFG Insured
	Pennsylvania – 7.3% (5.0% of Total Investments)
3,000	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s	8/13 at 100.00	AA+ (4)	3,160,860
	Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33 (Pre-refunded 8/15/13)
3,500	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA–	3,621,030
	6/01/33 – AGM Insured
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	8/13 at 100.00	AA–	2,026,180
	5.000%, 8/01/32 – AGM Insured
300	Philadelphia Hospitals and Higher Education Facilities Authoirty, Pennsylvania, Hospital Revenue	7/22 at 100.00	BBB–	314,385
	Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
925	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%,	No Opt. Call	A1 (4)	1,168,090
	8/01/27 – AMBAC Insured (ETM)
1,350	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax Revenue	8/20 at 100.00	AA–	1,520,829
	Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured
13,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AA+ (4)	13,512,070
	District, Series 2003, 5.000%, 6/01/33 (Pre-refunded 6/01/13) – AGM Insured
24,075	Total Pennsylvania			25,323,444
	Puerto Rico – 1.1% (0.8% of Total Investments)
8,480	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C,	No Opt. Call	AA–	2,009,166
	0.000%, 8/01/39
10,350	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	1,899,743
	8/01/43 – NPFG Insured
18,830	Total Puerto Rico			3,908,909
	South Carolina – 3.8% (2.6% of Total Investments)
5,000	Florence County, South Carolina, Hospital Revenue Bonds, McLeod Regional Medical Center,	11/14 at 100.00	AA–	5,275,950
	Series 2004A, 5.250%, 11/01/23 – AGM Insured
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds,
	Series 2003:
3,000	5.000%, 12/01/22 (UB)	12/13 at 100.00	AA	3,171,750
1,785	5.000%, 12/01/23 (UB)	12/13 at 100.00	AA	1,887,191
2,400	Spartanburg Regional Health Services District, Inc., South Carolina, Hosptial Refunding Revenue	4/22 at 100.00	A1	2,703,432
	Bonds, Series 2012A, 5.000%, 4/15/32
12,185	Total South Carolina			13,038,323
	Tennessee – 0.4% (0.2% of Total Investments)
1,200	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities	9/22 at 100.00	AA	1,221,636
	Revenue Bonds, Series 2012A, 4.000%, 9/01/40
	Texas – 9.3% (6.3% of Total Investments)
1,885	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 –	8/19 at 100.00	AA–	2,117,873
	AGM Insured
	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds,
	Series 2003:
1,660	5.375%, 2/15/26 (Pre-refunded 2/15/13) – AGM Insured	2/13 at 100.00	AA+ (4)	1,706,663
12,500	5.125%, 2/15/31 (Pre-refunded 2/15/13) – AGM Insured	2/13 at 100.00	AA+ (4)	12,834,500
2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AA	2,147,820
	5/15/25 – NPFG Insured
4,550	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series Series 2012B,	7/22 at 100.00	A+	5,243,193
	5.000%, 7/01/31
2,870	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds,	8/21 at 100.00	A	3,127,009
	Refunding Series 2012A, 5.000%, 8/01/46
2,115	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,	8/22 at 100.00	AA	2,392,086
	Children’s Medical Center Dallas Project, Series 2012, 5.000%, 8/15/32
2,145	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%,	12/21 at 100.00	AA–	2,372,113
	12/15/36 – AGM Insured
29,725	Total Texas			31,941,257
	Virginia – 0.8% (0.5% of Total Investments)
1,500	Hampton, Virginia, Revenue Bonds, Convention Center Project, Series 2002, 5.125%, 1/15/28	1/13 at 100.00	Aa3 (4)	1,534,080
	(Pre-refunded 1/15/13) – AMBAC Insured
1,000	Norfolk Economic Development Authority, Virginia, Health Care Facilities Revenue Bonds,	11/22 at 100.00	AA	1,128,670
	Sentara Healthcare, Refunding Series 2012B, 5.000%, 11/01/43
2,500	Total Virginia			2,662,750
	Washington – 9.4% (6.4% of Total Investments)
4,945	Broadway Office Properties, King County, Washington, Lease Revenue Bonds, Washington Project,	12/12 at 100.00	AAA	4,975,807
	Series 2002, 5.000%, 12/01/31 – NPFG Insured
3,000	King County, Washington, Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/52	1/22 at 100.00	AA+	3,359,550
5,000	King County, Washington, Sewer Revenue Bonds, Series 2006-2, 13.263%, 1/01/26 –	1/17 at 100.00	AA+	6,882,800
	AGM Insured (IF)
2,135	Kitsap County Consolidated Housing Authority, Washington, Revenue Bonds, Bremerton Government	7/13 at 100.00	Aa3	2,216,109
	Center, Series 2003, 5.000%, 7/01/23 – NPFG Insured
1,935	Pierce County School District 343, Dieringer, Washington, General Obligation Refunding Bonds,	6/13 at 100.00	Aa1 (4)	2,016,851
	Series 2003, 5.250%, 12/01/17 (Pre-refunded 6/01/13) – FGIC Insured
750	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	No Opt. Call	AA	861,075
	Refunding Series 2012B, 5.000%, 10/01/30
2,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	No Opt. Call	AA	2,214,080
	Series 2012A, 5.000%, 10/01/42
9,670	Washington State, General Obligation Bonds, Series 2003D, 5.000%, 12/01/21 (Pre-refunded	6/13 at 100.00	AA+ (4)	10,054,963
	6/01/13) – NPFG Insured
29,435	Total Washington			32,581,235
	West Virginia – 1.0% (0.7% of Total Investments)
3,000	West Virginia State Building Commission, Lease Revenue Refunding Bonds, Regional Jail and	No Opt. Call	N/R	3,381,030
	Corrections Facility, Series 1998A, 5.375%, 7/01/21 – AMBAC Insured
	Wisconsin – 4.7% (3.2% of Total Investments)
1,190	Sun Prairie Area School District, Dane County, Wisconsin, General Obligation Bonds, Series	3/14 at 100.00	Aa2 (4)	1,269,860
	2004C, 5.250%, 3/01/24 (Pre-refunded 3/01/14) – AGM Insured
4,605	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/13 at 100.00	BBB+ (4)	4,877,890
	Christian Charity Healthcare Ministry, Series 2003A, 5.875%, 9/01/33 (Pre-refunded 9/01/13)
2,670	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc.,	No Opt. Call	A1	3,324,307
	Series 1992A, 6.000%, 12/01/22 – FGIC Insured
2,650	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care,	8/22 at 100.00	A+	2,942,504
	Inc., Refunding 2012C, 5.000%, 8/15/32
3,600	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A–	3,639,813
	Services Inc., Series 2003A, 5.125%, 8/15/33
14,715	Total Wisconsin			16,054,374
$ 523,705	Total Investments (cost $474,601,846) – 147.3%			508,193,466
	Floating Rate Obligations – (2.4)%			(8,315,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (24.1)% (6)			(83,000,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (19.6)% (6)			(67,600,000)
	Other Assets Less Liabilities – (1.2)%			(4,303,366)
	Net Assets Applicable to Common Shares – 100%			$ 344,975,100

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$508,193,466	$ —	$508,193,466

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $468,441,524.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$34,729,142
Depreciation	(3,289,749)
Net unrealized appreciation (depreciation) of investments	$31,439,393

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations of investments in inverse floating rate transactions.
(6)	MuniFund Term Preferred Shares and Variable Rate MuniFund Term Preferred Shares, at Liquidation
Value as a percentage of Total Investments are 16.3% and 13.3%, respectively.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United
States without registering those securities with the Securities and Exchange Commission. Specifically,
Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen AMT-Free Municipal Income Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 28, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 28, 2012